Parnassus Growth Equity Fund

Portfolio of Investments as of March 31, 2025 (unaudited)

Equities	Shares	Market Value ($)

Biotechnology (4.1%)

Natera Inc.[q]	8,565	1,211,177

Vertex Pharmaceuticals Inc.[q]	2,395	1,161,144

		2,372,321

Capital Markets (3.9%)

Ares Management Corp., Class A	7,273	1,066,294

S&P Global Inc.	2,355	1,196,575

		2,262,869

Chemicals (3.0%)

Linde plc	1,890	880,060

The Sherwin-Williams Co.	2,463	860,055

		1,740,115

Diversified Financial Services (4.5%)

Visa Inc., Class A	7,452	2,611,628

Electrical Equipment (1.5%)

GE Vernova Inc.	2,858	872,490

Entertainment (1.8%)

Netflix Inc.[q]	1,140	1,063,084

Food & Staples Retailing (2.2%)

Costco Wholesale Corp.	1,362	1,288,152

Health Care Equipment & Supplies (4.2%)

Boston Scientific Corp.[q]	13,881	1,400,315

Intuitive Surgical Inc.[q]	2,128	1,053,934

		2,454,249

Hotels, Restaurants & Leisure (4.2%)

Airbnb Inc., Class Aq	6,183	738,621

Chipotle Mexican Grill Inc., Class Aq	17,766	892,031

DoorDash Inc., Class Aq	4,387	801,812

		2,432,464

Household Durables (0.9%)

SharkNinja Inc.[q]	6,328	527,818

Insurance (2.1%)

Brown & Brown Inc.	9,822	1,221,857

Interactive Media & Services (5.3%)

Alphabet Inc., Class A	20,013	3,094,810

IT Services (0.9%)

Cloudflare Inc., Class Aq	4,658	524,910

Life Sciences Tools & Services (1.9%)

Thermo Fisher Scientific Inc.	2,268	1,128,557

Machinery (1.7%)

Deere & Co.	2,149	1,008,633

Multiline Retail (5.9%)

Amazon.com Inc.[q]	13,444	2,557,855

MercadoLibre Inc.[q]	457	891,548

		3,449,403

Pharmaceuticals (3.5%)

Eli Lilly & Co.	2,460	2,031,739

Semiconductors & Semiconductor Equipment (18.3%)

Advanced Micro Devices Inc.[q]	8,009	822,845

Applied Materials Inc.	6,856	994,943

ASML Holding NV, Class REG	1,260	834,914

Broadcom Inc.	13,335	2,232,679

NVIDIA Corp.	42,900	4,649,502

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,844	1,136,104

		10,670,987

Software (23.6%)

Appfolio Inc., Class Aq	5,404	1,188,340

Atlassian Corp., Class Aq	3,289	697,959

Datadog Inc., Class Aq	4,895	485,633

Intuit Inc.	2,224	1,365,514

Microsoft Corp.	15,096	5,666,887

PTC Inc.[q]	6,757	1,046,997

Salesforce Inc.	4,825	1,294,837

Synopsys Inc.[q]	1,812	777,076

Workday Inc., Class Aq	5,243	1,224,398

		13,747,641

Technology Hardware, Storage & Peripherals (4.4%)

Apple Inc.	11,520	2,558,938

Trading Companies & Distributors (1.5%)

Ferguson Enterprises Inc.	5,512	883,188

Total investment in equities (99.4%)

(cost $52,339,511)		57,945,853

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.9%)

Citibank, New York	3.68%	04/01/2025	514,005	514,005

Total short-term securities (0.9%)

(cost $514,005)				514,005

Total securities (100.3%)

(cost $52,853,516)				58,459,858

Other assets and liabilities (-0.3%)				(170,615)

Total net assets (100.0%)				58,289,243

q	This security is non-income producing.

plc	Public Limited Company

ADR	American Depositary Receipt